Provision for Doubtful Debts (Tables)	12 Months Ended
Dec. 31, 2019
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Schedule of Provision for Doubtful Debts
The Company does business with most major international pharmaceutical companies. Provision for doubtful debts at December 31, 2019 and December 31, 2018 comprises:

	December 31, 2019	December 31, 2018
	(in thousands)
Opening provision	$8,889	$8,930
Amounts used during the year	—	(995)
Amounts provided during the year	1,691	3,083
Amounts released during the year	(3,226)	(2,355)
Foreign exchange	26	226
Closing provision	$7,380	$8,889